Note 7 - Restructuring Costs	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
7
.
Restructuring
costs

(US dollars in thousands)	2018	2017	2016
Corporate restructuring – workforce reduction	734	-	-
Corporate restructuring – professional fees	566	-	-
Corporate restructuring – terminated projects	573	-	-
Total	1,873	-	-

Restructuring costs by nature are
one
-time incurrences, and therefore, do
not
represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.

During the year, the Board undertook a strategic restructuring of our business to align operations, personnel, and business development activities to focus on a fewer number of areas of activity. Associated with this restructuring was the departure of a number of employees and contractors from the business. The workforce reduction cost represents the total salary, benefit, severance, and contract costs paid in the year or accruing to these individuals in the future for which no
services will be rendered to the Company. Professional fees represent legal fees incurred to resolve certain disputes related to some of these separations. Terminated projects are the costs incurred for business development of specific solar development projects in South America and Australia for which the decision was made not
to proceed for economic reasons.